SCHEDULE OF RECOGNIZED STOCK BASED COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total employee stock-based compensation expense											$ 481	$ 49
Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total employee stock-based compensation expense	$ 58	$ 4	$ 65	$ 179	$ 123		$ 115	$ 123	$ 127	$ 295	$ 481	$ 0
Employee [Member] | Stock Compensation Expense [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total employee stock-based compensation expense	58	58	111	179			169		227	302
Employee [Member] | Shares Repurchased For Tax Witholdings On Vesting Of Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total employee stock-based compensation expense			$ (46)
Employee [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total employee stock-based compensation expense					123			123	(46)	(7)
Employee [Member] | Forfeitures Of Stock Based Awards [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total employee stock-based compensation expense		$ (54)					$ (54)		$ (54)